Consolidated Quarterly Holdings Report
for
Fidelity Advisor® Series Growth Opportunities Fund
February 28, 2026
AXS3-NPRT1-0426
1.967935.112
Common Stocks - 97.0%
	Shares	Value ($)
CANADA - 1.1%
Information Technology - 1.0%
Electronic Equipment, Instruments & Components - 0.4%
Celestica Inc (United States) (c)	16,300	4,525,369
IT Services - 0.6%
Shopify Inc Class A (United States) (c)	44,200	5,336,266
Software - 0.0%
Taalas Inc warrants (c)(d)(e)	7,526	9,106
TOTAL INFORMATION TECHNOLOGY		9,870,741
Materials - 0.1%
Metals & Mining - 0.1%
Agnico Eagle Mines Ltd/CA (United States) (b)	4,800	1,207,680
TOTAL CANADA		11,078,421
DENMARK - 0.2%
Health Care - 0.2%
Biotechnology - 0.2%
Ascendis Pharma A/S ADR (c)	8,116	1,895,086
FINLAND - 0.1%
Information Technology - 0.1%
Communications Equipment - 0.1%
Nokia Oyj ADR	112,600	869,272
GERMANY - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Trade Republic Bank GmbH (d)(e)(f)	10	275,536
INDIA - 0.1%
Consumer Discretionary - 0.1%
Specialty Retail - 0.1%
Lenskart Solutions Ltd (g)	125,485	740,913
ISRAEL - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd warrants 7/24/2032 (c)(d)(e)	10,416	14,478
NETHERLANDS - 0.7%
Health Care - 0.2%
Biotechnology - 0.2%
Argenx SE ADR (c)	2,427	1,861,315
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
NXP Semiconductors NV	22,300	5,062,323
TOTAL NETHERLANDS		6,923,638
SINGAPORE - 2.0%
Consumer Discretionary - 2.0%
Broadline Retail - 2.0%
Sea Ltd Class A ADR (c)	194,240	21,065,328
TAIWAN - 3.2%
Information Technology - 3.2%
Semiconductors & Semiconductor Equipment - 3.2%
Taiwan Semiconductor Manufacturing Co Ltd ADR	90,300	33,824,574
UNITED KINGDOM - 0.8%
Financials - 0.2%
Banks - 0.0%
Starling Bank Ltd (d)(e)	244,400	718,017
Financial Services - 0.2%
Revolut Group Holdings Ltd (c)(d)(e)	1,206	1,692,115
TOTAL FINANCIALS		2,410,132
Industrials - 0.6%
Aerospace & Defense - 0.6%
Rolls-Royce Holdings PLC ADR	337,300	6,280,526
TOTAL UNITED KINGDOM		8,690,658
UNITED STATES - 88.8%
Communication Services - 21.5%
Entertainment - 5.4%
Netflix Inc (c)	189,400	18,227,856
ROBLOX Corp Class A (c)	144,000	9,887,040
Roku Inc Class A (c)	288,336	28,375,146
Spotify Technology SA (c)	100	51,494
		56,541,536
Interactive Media & Services - 14.5%
Alphabet Inc Class A	123,200	38,408,832
Alphabet Inc Class C	146,160	45,518,609
Epic Games Inc (c)(d)(e)	2,200	1,122,902
Meta Platforms Inc Class A	98,789	64,033,054
Reddit Inc Class A (c)	14,700	2,143,407
		151,226,804
Wireless Telecommunication Services - 1.6%
T-Mobile US Inc	76,024	16,504,050
TOTAL COMMUNICATION SERVICES		224,272,390
Consumer Discretionary - 8.7%
Automobiles - 0.0%
Neutron Holdings Inc (c)(d)(e)	77,208	7,057
Rad Power Bikes Inc (c)(d)(e)	13,874	0
Rad Power Bikes Inc warrants 10/6/2033 (c)(d)(e)	18,888	0
Tesla Inc (c)	260	104,653
		111,710
Broadline Retail - 5.7%
Amazon.com Inc (c)	280,580	58,921,800
Hotels, Restaurants & Leisure - 0.3%
Hilton Worldwide Holdings Inc	10,500	3,273,690
Specialty Retail - 2.7%
Carvana Co Class A (c)	72,100	24,092,936
O'Reilly Automotive Inc (c)	41,600	3,905,408
		27,998,344
Textiles, Apparel & Luxury Goods - 0.0%
Bombas LLC (d)(e)	174,908	470,503
TOTAL CONSUMER DISCRETIONARY		90,776,047
Consumer Staples - 0.7%
Beverages - 0.5%
Coca-Cola Co/The	65,900	5,374,804
Tobacco - 0.2%
JUUL Labs Inc Class A (c)(d)(e)	836,067	1,655,413
JUUL Labs Inc Class B (c)(d)(e)	709	1,403
		1,656,816
TOTAL CONSUMER STAPLES		7,031,620
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Diamondback Energy Inc	3,500	609,280
Exxon Mobil Corp	5,000	762,500
TOTAL ENERGY		1,371,780
Financials - 2.4%
Financial Services - 2.4%
Affirm Holdings Inc Class A (c)	164,100	7,709,418
Apollo Global Management Inc	71,900	7,520,740
Visa Inc Class A	30,526	9,772,594
TOTAL FINANCIALS		25,002,752
Health Care - 5.4%
Biotechnology - 1.4%
Alnylam Pharmaceuticals Inc (c)	18,163	6,046,826
Insmed Inc (c)	14,000	2,090,620
Nuvalent Inc Class A (c)	14,900	1,519,055
Vaxcyte Inc (c)	55,502	3,426,693
Viking Therapeutics Inc (b)(c)	39,278	1,329,168
		14,412,362
Health Care Equipment & Supplies - 0.8%
Blink Health LLC Class A1 (c)(d)(e)	2,573	89,617
Boston Scientific Corp (c)	57,001	4,380,527
Intuitive Surgical Inc (c)	6,800	3,423,868
		7,894,012
Health Care Providers & Services - 0.0%
McKesson Corp	100	98,737
Pharmaceuticals - 3.2%
Eli Lilly & Co	30,100	31,664,899
Structure Therapeutics Inc ADR (c)	29,000	1,826,420
		33,491,319
TOTAL HEALTH CARE		55,896,430
Industrials - 6.6%
Aerospace & Defense - 4.5%
Anduril Industries Inc Class B (d)(e)	600	38,124
Axon Enterprise Inc (c)	9,900	5,369,760
Beta Technologies Inc (g)	106,265	1,997,782
Beta Technologies Inc Class A (c)	3,100	58,280
GE Aerospace	7,600	2,601,176
Relativity Space Inc (c)(d)	504	534
Rocket Lab Corp	2,800	193,480
Space Exploration Technologies Corp (c)(d)(e)	67,435	35,510,597
Space Exploration Technologies Corp Class C (c)(d)(e)	1,323	696,678
		46,466,411
Construction & Engineering - 0.1%
Comfort Systems USA Inc	1,200	1,715,244
Electrical Equipment - 0.6%
GE Vernova Inc	7,700	6,726,720
Machinery - 0.4%
Caterpillar Inc	5,400	4,011,282
Passenger Airlines - 1.0%
Delta Air Lines Inc	80,700	5,301,990
United Airlines Holdings Inc (c)	48,100	5,113,030
		10,415,020
TOTAL INDUSTRIALS		69,334,677
Information Technology - 42.1%
Communications Equipment - 1.2%
Arista Networks Inc (c)	64,500	8,610,750
Ciena Corp (c)	3,000	1,046,100
Lumentum Holdings Inc (c)	3,400	2,383,094
		12,039,944
Electronic Equipment, Instruments & Components - 2.5%
Amphenol Corp Class A	3,300	481,998
Coherent Corp (c)	21,700	5,618,781
Corning Inc	23,300	3,503,854
Flex Ltd (c)	257,947	16,255,820
		25,860,453
IT Services - 0.3%
Cloudflare Inc Class A (c)	16,500	2,841,135
MongoDB Inc Class A (c)	5,100	1,675,197
		4,516,332
Semiconductors & Semiconductor Equipment - 19.7%
Advanced Micro Devices Inc (c)	36,000	7,207,560
Astera Labs Inc (c)	15,000	1,782,450
Broadcom Inc	127,200	40,646,761
Credo Technology Group Holding Ltd (c)	15,000	1,684,050
KLA Corp	1,500	2,286,825
Lam Research Corp	24,800	5,800,472
Marvell Technology Inc	17,238	1,408,172
Micron Technology Inc	8,200	3,381,434
NVIDIA Corp	800,160	141,780,351
		205,978,075
Software - 12.0%
AppLovin Corp Class A (c)	55,500	24,129,735
Canva Inc Class A (c)(d)(e)	310	417,505
Celestial AI Inc (d)(e)	7,959	238
Celestial AI Inc (d)(e)	7,959	0
Celestial AI Inc rights (c)(d)(e)	7,959	21,728
Celestial AI Inc rights (c)(d)(e)	7,959	16,714
Celestial AI Inc rights (c)(d)(e)	7,959	4,855
Datadog Inc Class A (c)	27,400	3,067,704
Figma Inc Class A (b)	71,000	2,086,690
Microsoft Corp	210,483	82,665,093
OpenAI Group Pbc Class A (d)(e)	200	138,780
Oracle Corp	5,100	741,540
Palantir Technologies Inc Class A (c)	36,400	4,993,716
Synopsys Inc (c)	16,000	6,624,000
		124,908,298
Technology Hardware, Storage & Peripherals - 6.4%
Apple Inc	198,913	52,548,836
Sandisk Corp/DE (c)	2,000	1,270,720
Seagate Technology Holdings PLC	3,200	1,305,088
Western Digital Corp	40,200	11,243,940
		66,368,584
TOTAL INFORMATION TECHNOLOGY		439,671,686
Utilities - 1.3%
Electric Utilities - 0.9%
Constellation Energy Corp	1,200	395,856
NRG Energy Inc	45,300	8,106,888
		8,502,744
Independent Power and Renewable Electricity Producers - 0.4%
Vistra Corp	26,300	4,573,307
TOTAL UTILITIES		13,076,051
TOTAL UNITED STATES		926,433,433
TOTAL COMMON STOCKS (Cost $488,839,908)		1,011,811,337

Convertible Corporate Bonds - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Neutron Holdings Inc 4% 5/22/2027 (d)(e)	47,700	204,399
Neutron Holdings Inc 4% 6/12/2027 (d)(e)	13,100	56,135
Neutron Holdings Inc 8% 10/29/2026 (d)(e)(i)	472,935	819,691
TOTAL CONSUMER DISCRETIONARY		1,080,225
Financials - 0.0%
Financial Services - 0.0%
Tenstorrent Holdings Inc 15% 12/31/2026 (d)(e)	65,100	65,074
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp 10% 5/12/2199 (d)(e)	4,439	1,069
TOTAL UNITED STATES		1,146,368
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $603,274)		1,146,368

Convertible Preferred Stocks - 2.3%
	Shares	Value ($)
CANADA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Taalas Inc Series B (c)(d)(e)	600	44,195
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Bytedance Ltd Series E1 (c)(d)(e)	4,644	1,139,870
FINLAND - 0.3%
Health Care - 0.3%
Health Care Technology - 0.3%
Oura Health Oy Series D (c)(d)(e)	12,183	741,701
Oura Health Oy Series E (d)(e)	36,231	2,205,743

TOTAL FINLAND		2,947,444
INDIA - 0.0%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Valuedrive Technologies Pvt Ltd Series A (e)(h)	10	13,155
Valuedrive Technologies Pvt Ltd Series B (e)(h)	19	24,995
Valuedrive Technologies Pvt Ltd Series G (d)(e)	122,800	50,987

TOTAL INDIA		89,137
ISRAEL - 0.0%
Industrials - 0.0%
Electrical Equipment - 0.0%
Element Labs Inc Series A (c)(d)(e)	5,100	44,013
Element Labs Inc Series B (d)(e)	4,317	41,141
TOTAL INDUSTRIALS		85,154
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd Series D (c)(d)(e)	17,400	26,100
Xsight Labs Ltd Series F (d)(e)	34,719	145,820
TOTAL INFORMATION TECHNOLOGY		171,920
TOTAL ISRAEL		257,074
UNITED KINGDOM - 0.0%
Information Technology - 0.0%
Software - 0.0%
NScale Global Holdings Ltd Series B (d)(e)	100	129,035
UNITED STATES - 1.9%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Neutron Holdings Inc Series 1C (c)(d)(e)	1,387,600	126,827
Rad Power Bikes Inc Series A (c)(d)(e)	1,809	0
Rad Power Bikes Inc Series C (c)(d)(e)	7,117	0
Rad Power Bikes Inc Series D (c)(d)(e)	12,697	0
Waymo LLC Series A2 (c)(d)(e)	2,896	488,642
Waymo LLC Series C2 (c)(d)(e)	4,115	676,177
TOTAL CONSUMER DISCRETIONARY		1,291,646
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands Inc Series G (c)(d)(e)	2,400	95,376
Tobacco - 0.0%
JUUL Labs Inc Series C (c)(d)(e)	70,175	138,947
JUUL Labs Inc Series D (c)(d)(e)	938	1,857
		140,804
TOTAL CONSUMER STAPLES		236,180
Financials - 0.0%
Financial Services - 0.0%
Sunday Robotics, Inc Series B (d)(e)	600	37,446
Tenstorrent Holdings Inc Series C1 (c)(d)(e)	2,264	137,696
Tenstorrent Holdings Inc Series D1 (c)(d)(e)	4,112	266,581
TOTAL FINANCIALS		441,723
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
Blink Health LLC Series C (c)(d)(e)	15,631	544,428
Blink Health LLC Series D (c)(d)(e)	2,983	103,898
		648,326
Health Care Technology - 0.0%
Aledade Inc Series E1 (c)(d)(e)	5,837	157,832
TOTAL HEALTH CARE		806,158
Industrials - 0.3%
Aerospace & Defense - 0.2%
Anduril Industries Inc Series F (c)(d)(e)	22,366	1,421,136
Anduril Industries Inc Series G (d)(e)	5,600	355,824
		1,776,960
Air Freight & Logistics - 0.1%
Zipline International Inc Series G (c)(d)(e)	8,269	465,214
Zipline International Inc Series H (d)(e)	7,200	405,072
		870,286
Electrical Equipment - 0.0%
Empower Semiconductor Inc Series D (d)(e)	3,200	19,936
TOTAL INDUSTRIALS		2,667,182
Information Technology - 1.3%
Communications Equipment - 0.0%
Astranis Space Technologies Corp Series E (d)(e)	7,400	142,302
Electronic Equipment, Instruments & Components - 0.5%
Cellink Corp Series D (c)(d)(e)	12,100	42,955
Cerebras Systems Inc Series G (d)(e)	40,300	3,587,506
Enevate Corp Series E (c)(d)(e)	285,844	17,150
Vast Data Ltd Series A (c)(d)(e)	2,512	148,761
Vast Data Ltd Series A1 (c)(d)(e)	6,183	366,157
Vast Data Ltd Series A2 (c)(d)(e)	7,112	421,173
Vast Data Ltd Series B (c)(d)(e)	5,659	335,126
Vast Data Ltd Series C (c)(d)(e)	165	9,771
Vast Data Ltd Series E (c)(d)(e)	5,408	320,262
		5,248,861
IT Services - 0.0%
Gupshup Inc (c)(d)(e)	17,900	87,889
Yanka Industries Inc Series E (c)(d)(e)	19,716	27,405
Yanka Industries Inc Series F (c)(d)(e)	13,160	31,189
		146,483
Semiconductors & Semiconductor Equipment - 0.0%
SiMa Technologies Inc Series B (c)(d)(e)	40,700	266,178
SiMa Technologies Inc Series B1 (c)(d)(e)	5,810	44,098
		310,276
Software - 0.8%
Anthropic PBC Series D (c)(d)(e)	2,890	791,051
Anthropic PBC Series E (c)(d)(e)	1,200	310,968
Anthropic PBC Series F (d)(e)	3,300	855,162
Crusoe Energy Systems LLC Series D (c)(d)(e)	11,055	1,193,940
Crusoe Energy Systems LLC Series E (d)(e)	1,656	178,848
Databricks Inc Series G (c)(d)(e)	6,600	1,186,020
Databricks Inc Series I (c)(d)(e)	104	18,689
Databricks Inc Series J (c)(d)(e)	810	145,557
Databricks Inc Series K (d)(e)	500	89,850
Databricks Inc Series L (d)(e)	1,092	196,232
Density Ai Inc (d)(e)	23,200	34,568
Lyte Ai Inc Series B (c)(d)(e)	12,300	131,241
MOLOCO Inc Series A (c)(d)(e)	11,676	709,200
OpenAI Group Pbc Series A-2 (d)(e)	883	612,714
OpenAI Group Pbc Series A-3 (d)(e)	537	372,624
Physical Intelligence Inc Series B (d)(e)	300	81,447
Runway AI Inc Series D (c)(d)(e)	29,650	433,780
		7,341,891
TOTAL INFORMATION TECHNOLOGY		13,189,813
Materials - 0.1%
Metals & Mining - 0.1%
Diamond Foundry Inc Series C (c)(d)(e)	23,194	719,710
TOTAL UNITED STATES		19,352,412
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $15,732,688)		23,959,167

Domestic Equity Funds - 0.5%
	Shares	Value ($)
iShares Russell 1000 Growth ETF (Cost $4,958,452)	11,000	4,952,090

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
CANADA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Taalas Inc 0% (d)(e)(j)	37,274	37,087
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc 8% 12/31/2199 (d)(e)	18,888	4,267
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp 6% (d)(e)(j)	16,740	1,331
Semiconductors & Semiconductor Equipment - 0.0%
SiMa Technologies Inc 10% 12/31/2027 (d)(e)	49,622	57,809
TOTAL INFORMATION TECHNOLOGY		59,140
TOTAL UNITED STATES		63,407
TOTAL PREFERRED SECURITIES (Cost $122,524)		100,494

Money Market Funds - 0.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (k)	3.70	3,415,567	3,416,250
Fidelity Securities Lending Cash Central Fund (k)(l)	3.69	3,255,485	3,255,810
TOTAL MONEY MARKET FUNDS (Cost $6,672,060)			6,672,060

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $516,928,906)	1,048,641,516
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(5,484,027)
NET ASSETS - 100.0%	1,043,157,489

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing.
(d)	Level 3 security.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $68,107,395 or 6.5% of net assets.

(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $2,738,695 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(j)	Security is perpetual in nature with no stated maturity date.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(l)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aledade Inc Series E1	5/20/2022	290,767

Anduril Industries Inc Class B	6/16/2025	24,530

Anduril Industries Inc Series F	8/7/2024	486,161

Anduril Industries Inc Series G	4/17/2025	228,943

Anthropic PBC Series D	5/31/2024	86,713

Anthropic PBC Series E	2/14/2025	67,304

Anthropic PBC Series F	8/18/2025	465,193

Astranis Space Technologies Corp Series E	2/10/2026	142,329

Blink Health LLC Class A1	12/30/2020 - 6/17/2024	76,056

Blink Health LLC Series C	11/7/2019 - 7/14/2021	596,729

Blink Health LLC Series D	6/17/2024 - 6/25/2024	125,286

Bombas LLC	2/16/2021 - 11/12/2021	830,401

Bytedance Ltd Series E1	11/18/2020	508,862

Canva Inc Class A	12/23/2024 - 11/12/2025	464,181

Celestial AI Inc	2/25/2025	0

Celestial AI Inc	2/25/2025	205

Celestial AI Inc rights	2/25/2025	12,732

Celestial AI Inc rights	2/25/2025	16,569

Celestial AI Inc rights	2/25/2025	3,716

Cellink Corp Series D	1/20/2022	251,969

Cerebras Systems Inc Series G	9/19/2025	1,460,166

Crusoe Energy Systems LLC Series D	12/10/2024	322,495

Crusoe Energy Systems LLC Series E	10/8/2025	139,117

Databricks Inc Series G	2/1/2021	390,210

Databricks Inc Series I	9/14/2023	7,644

Databricks Inc Series J	12/17/2024	74,925

Databricks Inc Series K	9/8/2025	75,000

Databricks Inc Series L	12/18/2025	207,480

Density Ai Inc	12/5/2025	34,568

Diamond Foundry Inc Series C	3/15/2021	556,656

Element Labs Inc Series A	2/11/2025	18,811

Element Labs Inc Series B	6/27/2025	37,899

Empower Semiconductor Inc Series D	6/27/2025	25,683

Enevate Corp 10% 5/12/2199	11/12/2024	4,439

Enevate Corp 6%	11/2/2023 - 10/31/2025	16,740

Enevate Corp Series E	1/29/2021	316,911

Epic Games Inc	7/13/2020 - 3/29/2021	1,730,000

GoBrands Inc Series G	3/2/2021	599,322

Gupshup Inc	6/8/2021	409,287

JUUL Labs Inc Class A	2/23/2024	848,583

JUUL Labs Inc Class B	11/21/2017	0

JUUL Labs Inc Series C	5/22/2015	0

JUUL Labs Inc Series D	6/25/2018	0

Lyte Ai Inc Series B	8/13/2024	156,039

MOLOCO Inc Series A	6/26/2023	700,560

Neutron Holdings Inc	2/4/2021	772

Neutron Holdings Inc 4% 5/22/2027	6/4/2020	47,700

Neutron Holdings Inc 4% 6/12/2027	6/12/2020	13,100

Neutron Holdings Inc 8% 10/29/2026	10/29/2021 - 10/29/2025	472,935

Neutron Holdings Inc Series 1C	7/3/2018	253,709

NScale Global Holdings Ltd Series B	9/25/2025	37,988

OpenAI Group Pbc Class A	9/3/2025	86,000

OpenAI Group Pbc Series A-2	9/30/2024	166,062

OpenAI Group Pbc Series A-3	8/4/2025	164,900

Oura Health Oy Series D	12/18/2024	312,981

Oura Health Oy Series E	9/24/2025	1,940,895

Physical Intelligence Inc Series B	10/24/2025	81,468

Rad Power Bikes Inc	1/21/2021	66,926

Rad Power Bikes Inc 8% 12/31/2199	10/6/2023	18,888

Rad Power Bikes Inc Series A	1/21/2021	8,726

Rad Power Bikes Inc Series C	1/21/2021	34,331

Rad Power Bikes Inc Series D	9/17/2021	121,686

Rad Power Bikes Inc warrants 10/6/2033	10/6/2023	0

Revolut Group Holdings Ltd	12/27/2024 - 1/28/2026	1,102,988

Runway AI Inc Series D	9/6/2024	321,459

SiMa Technologies Inc 10% 12/31/2027	4/8/2024 - 1/5/2026	49,622

SiMa Technologies Inc Series B	5/10/2021	208,685

SiMa Technologies Inc Series B1	4/25/2022 - 10/17/2022	41,198

Space Exploration Technologies Corp	4/5/2018 - 12/12/2025	2,248,137

Space Exploration Technologies Corp Class C	7/1/2024 - 12/12/2025	274,088

Starling Bank Ltd	6/18/2021 - 4/5/2022	468,193

Sunday Robotics, Inc Series B	2/3/2026	37,407

Taalas Inc 0%	12/23/2025	37,274

Taalas Inc Series B	2/19/2025	32,948

Taalas Inc warrants	12/23/2025	7,526

Tenstorrent Holdings Inc 15% 12/31/2026	2/25/2026	65,100

Tenstorrent Holdings Inc Series C1	4/23/2021	134,645

Tenstorrent Holdings Inc Series D1	7/16/2024 - 1/15/2025	324,134

Trade Republic Bank GmbH	12/16/2025	273,939

Valuedrive Technologies Pvt Ltd Series A	2/12/2026	13,218

Valuedrive Technologies Pvt Ltd Series B	2/12/2026	25,114

Valuedrive Technologies Pvt Ltd Series G	2/12/2026	51,230

Vast Data Ltd Series A	11/28/2023	27,632

Vast Data Ltd Series A1	11/28/2023	68,013

Vast Data Ltd Series A2	11/28/2023	78,232

Vast Data Ltd Series B	11/28/2023	62,249

Vast Data Ltd Series C	11/28/2023	1,815

Vast Data Ltd Series E	11/28/2023	118,976

Waymo LLC Series A2	5/8/2020	248,671

Waymo LLC Series C2	10/18/2024	321,799

Xsight Labs Ltd Series D	2/16/2021	139,130

Xsight Labs Ltd Series F	1/11/2024 - 12/30/2024	160,749

Xsight Labs Ltd warrants 7/24/2032	1/11/2024 - 12/30/2024	0

Yanka Industries Inc Series E	5/15/2020	238,153

Yanka Industries Inc Series F	4/8/2021	419,499

Zipline International Inc Series G	6/7/2024	346,854

Zipline International Inc Series H	12/3/2025	405,103

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Beta Technologies Inc	5/4/2026

Lenskart Solutions Ltd	5/7/2026

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,418,910	52,161,502	51,164,397	18,832	235	-	3,416,250	3,415,567	0.0%
Fidelity Securities Lending Cash Central Fund	1,435,821	20,234,685	18,414,050	2,856	(646)	-	3,255,810	3,255,485	0.0%
Total	3,854,731	72,396,187	69,578,447	21,688	(411)	-	6,672,060

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's consolidated schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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